Columbia Large-Cap Growth Equity Strategy Fund
Fund Summary Columbia Large-Cap Growth Equity Strategy Fund
INVESTMENT OBJECTIVE
Long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Columbia Large-Cap Growth Equity Strategy Fund
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Columbia Large-Cap Growth Equity Strategy Fund
Management Fee:		0.77%
Distribution and/or Service (12b-1) fees:	[1]	none
Other Expenses:		2.92%
Total Annual Fund Operating Expenses:		3.69%
Expense Reduction/Reimbursement:	[2]	(2.80%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:		0.89%
[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	One Year:	Three Years:	Five Years:	Ten Years:
Columbia Large-Cap Growth Equity Strategy Fund	91	869	1,668	3,759

Portfolio Turnover
The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

(calendar year)
Best Quarter 12.56% (9/30/10) Worst Quarter -11.79% (6/30/10)
Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Columbia Large-Cap Growth Equity Strategy Fund	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Return Before Taxes	Return Before Taxes		14.68%	18.83%	Oct 2, 2009
Return After Taxes on Distributions	Return After Taxes on Distributions		14.68%	18.66%	Oct 2, 2009
Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares		9.54%	15.95%	Oct 2, 2009
S&P 500 Index	S&P 500 Index	(reflects no deduction for fees, expenses or taxes)	16.71%	22.65%	Oct 2, 2009

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Columbia ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Columbia Large-Cap Growth Equity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Columbia Large-Cap Growth Equity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
FEES AND EXPENSES	cetf1415845_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	rr_ShareholderFeeOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee:	rr_ManagementFeesOverAssets	0.77%
Distribution and/or Service (12b-1) fees:	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses:	rr_OtherExpensesOverAssets	2.92%
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	3.69%
Expense Reduction/Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(2.80%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	rr_NetExpensesOverAssets	0.89%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 20, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
One Year	rr_ExpenseExampleYear01	91
Three Years	rr_ExpenseExampleYear03	869
Five Years	rr_ExpenseExampleYear05	1,668
Ten Years	rr_ExpenseExampleYear10	3,759
Portfolio Turnover	cetf1415845_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the ETF’s holdings may decline, and the ETF’s share price may go down.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
PERFORMANCE	cetf1415845_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For current performance information, please visit www.columbiamanagementetf.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.columbiamanagementetf.com
Annual Total Returns	rr_BarChartTableAbstract
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
2010	rr_AnnualReturn2010	14.68%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 12.56% (9/30/10) Worst Quarter -11.79% (6/30/10)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.79%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Columbia Large-Cap Growth Equity Strategy Fund | Return Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large-Cap Growth Equity Strategy Fund | Return After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	14.68%
Since Inception	rr_AverageAnnualReturnSinceInception	18.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large-Cap Growth Equity Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	15.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
Columbia Large-Cap Growth Equity Strategy Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	22.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009

[1]	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF's average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
[2]	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.